Changes in Accumulated Other Comprehensive Income for Foreign Currency Translation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 145,895	$ 199,807
Foreign currency translation	176	2,133
Current period comprehensive income	176	2,133
Balance	126,447	145,895
Accumulated Other Comprehensive Income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	13	(2,120)
Balance	$ 189	$ 13